Average Annual Total Returns{- Fidelity Flex® International Fund} - 10.31 Fidelity Flex International Fund PRO-10 - Fidelity Flex® International Fund	Fidelity Flex International Fund-Default Return Before Taxes Past 1 year	Fidelity Flex International Fund-Default Return Before Taxes Since Inception		Fidelity Flex International Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex International Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex International Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex International Fund-Default After Taxes on Distributions and Sales Since Inception		MS112 Past 1 year	MS112 Since Inception
Total	17.86%	13.25%	[1]	17.60%	12.88%	[1]	10.93%	10.50%	[1]	10.81%	9.26%	[1]

[1]	(a)From March 7, 2017